SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY (Details) - Jet Ai Inc [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total revenues	$ 3,367,189	$ 11,909,588	$ 8,035,505	$ 19,650,567
Software App And Circus Charter [Member]
Product Information [Line Items]
Total revenues	1,860,795	341,557	4,413,745	1,077,200
Jet Card and Fractional Programs [Member]
Product Information [Line Items]
Total revenues	731,716	568,031	2,090,401	1,373,367
Management and Other Services [Member]
Product Information [Line Items]
Total revenues	774,678		1,531,359
Fractional And Whole Aircraft Sales [Member]
Product Information [Line Items]
Total revenues		$ 11,000,000		$ 17,200,000